EQUITY (Details-Issued Capital) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Authorized:
10,000,000 preferred shares, no par value
200,000,000 common shares, no par value
Common shares issued and fully paid:
June 30, 2023: 8,197,897*, (December 31, 2022: 40,948,082) common shares, no par value	$ 62,146	¥ 450,782	¥ 450,782